PROVISION FOR JUDICIAL LIABILITIES (Tables)	6 Months Ended
Jun. 30, 2022
PROVISION FOR JUDICIAL LIABILITIES
Rollforward and changes in the provisions according to the nature of the proceedings for probable losses, net of judicial deposits

	June 30,
	2022
	Tax and		Civil,	Contingent
	social		environment	liabilities
	security	Labor	and real estate	assumed (1) (2)	Total
Balance provision at the beginning of the period	477,096	178,925	82,592	2,694,541	3,433,154
Payments	(14,450)	(20,416)	(715)		(35,581)
Write-off	(1,948)	(12,803)	(207)	(17,392)	(32,350)
Additions	6,301	61,553	10,105		77,959
Monetary adjustment	10,316	7,544	9,107		26,967
Balance provision	477,315	214,803	100,882	2,677,149	3,470,149
Judicial deposits	(146,937)	(16,322)	(21,891)		(185,150)
Balance provision at the end of the period	330,378	198,481	78,991	2,677,149	3,284,999

1)	Amounts arising from lawsuits with probability of loss possible and remote, of tax nature in the amount of R$2,479,208 and civil in the amount of R$197,941, measured and recorded at the estimated fair value resulting from the business combination with Fibria, in accordance with paragraph 23 of IFRS 3- Business Combination.

2)	Reversal due to a change in prognosis and/or settlement.

	December 31,
	2021
	Tax and		Civil,	Contingent
	social		environment	liabilities
	security	Labor	and real estate	assumed (1) (2)	Total
Balance provision at the beginning of the year	476,070	217,180	50,368	2,709,253	3,452,871
Payments	(21,155)	(37,368)	(49,519)		(108,042)
Write-off	(5,807)	(105,366)	(9,249)	(14,712)	(135,134)
Additions	17,718	88,777	79,245		185,740
Monetary adjustment	10,270	15,702	11,747		37,719
Balance provision	477,096	178,925	82,592	2,694,541	3,433,154
Judicial deposits	(135,590)	(45,302)	(19,650)		(200,542)
Balance provision at the end of the year	341,506	133,623	62,942	2,694,541	3,232,612

1)	Amounts arising from lawsuits with probability of loss possible and remote, of tax nature in the amount of R$2,496,358 and civil in the amount of R$198,183, measured and recorded at the estimated fair value resulting from the business combination with Fibria, in accordance with paragraph 23 of IFRS 3 - Business Combination.
2)	Reversal due to a change in prognosis and/or settlement.

Schedule of possible losses for which no provision has been recorded

	June 30,	December 31,
	2022	2021
Taxes and social security (1)	7,800,026	7,539,938
Labor	202,061	211,767
Civil and environment (1)	4,067,898	3,691,778
	12,069,985	11,443,483

1)	The amounts above do not include the fair value adjustment allocated to probable contingencies of R$2,645,908 (R$2,515,486 as of December 31, 2021), which were recorded at fair value resulting from business combinations with Fibria, in accordance with paragraph 23 of IFRS 3 - Business Combination, as presented in note 20.1.1. above.